Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First American Funds Trust
Entity Central Index Key	0001890141
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class A
Trading Symbol	FAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class D
Trading Symbol	FGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class P
Trading Symbol	FPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class T
Trading Symbol	FTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class U
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class U
Trading Symbol	FGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class V
Trading Symbol	FVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class X
Trading Symbol	FGXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Y
Trading Symbol	FGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Z
Trading Symbol	FGZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 129,578,341,508
Holdings Count | $ / shares	419
Advisory Fees Paid, Amount	$ 124,628,796
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class T
Trading Symbol	FIUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 1,060,119,001
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 1,022,535
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 1,060,119,001
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 1,022,535
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 1,060,119,001
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 1,022,535
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FPZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 1,060,119,001
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 1,022,535
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class A
Trading Symbol	FAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class T
Trading Symbol	FEIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class X
Trading Symbol	FXRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FYRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FZRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 2,912,459,408
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 3,195,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class A
Trading Symbol	FTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 412,517,496
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 288,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class T
Trading Symbol	FTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Net Assets	$ 412,517,496
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 288,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class V
Trading Symbol	FHIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 412,517,496
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 288,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Y
Trading Symbol	FFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Net Assets	$ 412,517,496
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 288,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Z
Trading Symbol	FTZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 412,517,496
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 288,120
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class A
Trading Symbol	FATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class D
Trading Symbol	FTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class P
Trading Symbol	FUPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class T
Trading Symbol	FTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class V
Trading Symbol	FLIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class X
Trading Symbol	FXFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Y
Trading Symbol	FOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Z
Trading Symbol	FUZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 58,519,450,684
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 54,910,364
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	FOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class D
Trading Symbol	FODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class T
Trading Symbol	FTKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class V
Trading Symbol	FUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class X
Trading Symbol	FORXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	FOYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American U.S. Treasury Money Market Fund
Class Name	Class Z
Trading Symbol	FOZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 9,303,677,227
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 8,382,478
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html